Accrued Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Accrued Liabilities and Other Liabilities
13.	Accrued liabilities and other liabilities

	As of
	December 31, 2020	December 31, 2021
Accrued liabilities and other current liabilities
Accrued advertising and marketing expense	610,331	1,185,312
Tax surcharges and other fees (1)	134,174	134,821
Accrued professional service fees	4,381	5,876
Refund from depositary bank (2)	2,470	2,407
Accrued convertible redeemable preferred shares issuance cost of a subsidiary	3,135	—
Others	8,942	6,187

	763,433	1,334,603

Non-current
Non-refundable incentive payment from depositary bank (2)	4,256	1,733

Total	767,689	1,336,336

(1)
This balance is primarily related to a cultural development fee on the provision
of
advertising
services in the PRC that the Group is subject to. The applicable tax rate was 3% of the net advertising revenues up until June 30, 2019, and was updated to 1.5% effective July 1, 2019. Due to the
COVID-19
pandemic, the Group was exempt from the cultural development fee for 2020 and 2021.

(2)
The Company received
non-refundable
incentive payment of USD 1.8 million (RMB 12.5 million) from depositary bank in September 2018, and the amount will be recorded ratably over a 5 year arrangement period. For the years ended December 31, 2020 and 2021, the Company recorded amount of RMB2.5 million each year as a reduction in general and administrative expenses.